Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 26,613	$ 21,216	$ 20,707	$ 20,961	$ 13,279	$ 13,498	$ 12,422	$ 10,780	$ 8,816	$ 9,425	$ 29,457
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	26,598	21,204	20,851	21,263	13,579	13,898	12,893	11,269	9,287	10,000	$ 29,440
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	27,617	22,063	21,591	21,910	13,916	14,184	13,088	11,380	9,336	10,000	$ 30,490
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	29,046	23,078	22,446	22,645	14,299	14,476	13,282	11,496	9,378	10,000	$ 32,262
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	28,887	22,969	22,361	22,582	14,268	14,464	13,282	11,496	9,378	10,000	$ 32,055
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,085	22,146	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,085	22,146	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,085	22,146	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,085	22,146	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	$ 27,085	$ 22,146	$ 21,819	$ 22,520	$ 14,922	$ 15,079	$ 13,382	$ 11,837	$ 9,982	$ 10,000	$ 30,174